Additional Information-Financial Statement Schedule I - Condensed Financial Information of Balance Sheets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Parent
Condensed Balance Sheet Statements Captions [Line Items]
Short term investments measured as fair value	¥ 0	¥ 2,109,629